Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.005%(a)	0.000%
Total annual operating expenses	0.040%	0.035%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$4
3 years	$13	$11
5 years	$23	$20
10 years	$51	$45

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for the fund from 0.05% to 0.035%. The fund’s annual management fee rate is 0.035% of its average net assets.

LC2-I-17-02 1.9871005.103	July 31, 2017

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
June 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.135%	0.015%
Total annual operating expenses	0.170%	0.050%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$5
3 years	$55	$16
5 years	$96	$28
10 years	$217	$64

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On August 1, 2017, the Adviser reduced the management fee rate for the fund from 0.05% to 0.035%. The fund’s annual management fee rate is 0.035% of its average net assets.

LC2-17-02 1.9871023.104	July 31, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.005%(a)	0.000%
Total annual operating expenses	0.040%	0.035%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$4
3 years	$13	$11
5 years	$23	$20
10 years	$51	$45

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for the fund from 0.05% to 0.035%. The fund’s annual management fee rate is 0.035% of its average net assets.

LC1-I-17-02 1.9871004.103	July 31, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
June 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.135%	0.015%
Total annual operating expenses	0.170%	0.050%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$5
3 years	$55	$16
5 years	$96	$28
10 years	$217	$64

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for the fund from 0.05% to 0.035%. The fund’s annual management fee rate is 0.035% of its average net assets.

LC1-17-02 1.9871021.104	July 31, 2017

Supplement to the
Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.005%(a)	0.000%
Total annual operating expenses	0.040%	0.035%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$4
3 years	$13	$11
5 years	$23	$20
10 years	$51	$45

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.005%(a)	0.000%
Total annual operating expenses	0.040%	0.035%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$4	$4
3 years	$13	$11
5 years	$23	$20
10 years	$51	$45

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® Mid Cap Index Fund from 0.04% to 0.035%. Fidelity® Mid Cap Index Fund’s annual management fee rate is 0.035% of its average net assets.

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® Small Cap Index Fund from 0.04% to 0.035%. Fidelity® Small Cap Index Fund’s annual management fee rate is 0.035% of its average net assets.

MCX-I-SCX-I-17-02 1.933391.115	July 31, 2017

Supplement to the
Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund
Investor Class and Premium Class
June 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.135%	0.015%
Total annual operating expenses	0.170%	0.050%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$5
3 years	$55	$16
5 years	$96	$28
10 years	$217	$64

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.135%	0.015%
Total annual operating expenses	0.170%	0.050%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$17	$5
3 years	$55	$16
5 years	$96	$28
10 years	$217	$64

Effective on August 1, 2017, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s)”.

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® Mid Cap Index Fund from 0.04% to 0.035%. Fidelity® Mid Cap Index Fund's annual management fee rate is 0.035% of its average net assets.

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® Small Cap Index Fund from 0.04% to 0.035%. Fidelity® Small Cap Index Fund's annual management fee rate is 0.035% of its average net assets.

MCX-SCX-17-02 1.933392.115	July 31, 2017